Authorization of the consolidated financial statements	12 Months Ended
Dec. 31, 2021
Authorization of the consolidated financial statements [Abstract]
Authorization of the consolidated financial statements
30	Authorization of the consolidated financial statements

The consolidated financial statements of the Company were authorized by Luis Rodolfo Capitanachi Dagdug on April 29, 2022, in his capacity as Director of Administration and Finance, as well as by the Board of Directors on the same date, to be issued and subsequently approved by the General Stockholders’ Meeting, which has the authority to modify the accompanying consolidated financial statements.